Related Party Transactions - Schedule of significant related party transactions, operating expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CyberLink
Related Party Transactions
Management service fee	$ 19	$ 26